Property and Equipment (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Property and Equipment
Beginning balance		R$ 613,861	R$ 657,237
Additions		34,613	31,227
Disposals/ Transfers		(17,057)	(74,603)	[1]
Eyemobile Acquisition	[2]	181
Balance at December 31		631,598	613,861
Acquisition cost
Property and Equipment
Beginning balance		1,616,347	1,509,180
Additions		369,192	308,872
Disposals/ Transfers		(300,941)	(201,705)	[1]
Eyemobile Acquisition	[2]	181
Balance at December 31		1,684,779	1,616,347
Depreciation
Property and Equipment
Beginning balance		(1,002,486)	(851,943)
Depreciation additions		(334,579)	(277,645)
Disposals/ Transfers		283,884	127,102	[1]
Eyemobile Acquisition		0
Balance at December 31		(1,053,181)	(1,002,486)
Point of Sale (POS) terminals | Acquisition cost
Property and Equipment
Beginning balance		1,416,636	1,314,027
Additions		338,201	251,317
Disposals/ Transfers		(300,135)	(148,708)	[1]
Eyemobile Acquisition		0
Balance at December 31		1,454,702	1,416,636
Point of Sale (POS) terminals | Depreciation
Property and Equipment
Beginning balance		(900,901)	(732,906)
Depreciation additions		(289,270)	(245,138)
Disposals/ Transfers		282,905	77,143	[1]
Eyemobile Acquisition		0
Balance at December 31		(907,266)	(900,901)
Computers and peripherals | Acquisition cost
Property and Equipment
Beginning balance		201,358	203,590
Additions		36,766	56,249
Disposals/ Transfers		296	(58,481)	[1]
Eyemobile Acquisition	[2]	46
Balance at December 31		238,466	201,358
Computers and peripherals | Depreciation
Property and Equipment
Beginning balance		(89,704)	(106,296)
Depreciation additions		(44,041)	(30,874)
Disposals/ Transfers		695	47,466	[1]
Eyemobile Acquisition		0
Balance at December 31		(133,050)	(89,704)
Own properties | Acquisition cost
Property and Equipment
Beginning balance		8,606	8,606
Additions		0	0
Disposals/ Transfers		0	0
Eyemobile Acquisition		0
Balance at December 31		8,606	8,606
Own properties | Depreciation
Property and Equipment
Beginning balance		(1,950)	(1,606)
Depreciation additions		(345)	(345)
Disposals/ Transfers		0	1	[1]
Eyemobile Acquisition		0
Balance at December 31		(2,295)	(1,950)
Furniture and fixtures | Acquisition cost
Property and Equipment
Beginning balance		7,513	7,873
Additions		261	2,600
Disposals/ Transfers		(264)	(2,960)	[1]
Eyemobile Acquisition	[2]	118
Balance at December 31		7,628	7,513
Furniture and fixtures | Depreciation
Property and Equipment
Beginning balance		(2,890)	(4,136)
Depreciation additions		(720)	(690)
Disposals/ Transfers		223	1,936	[1]
Eyemobile Acquisition		0
Balance at December 31		(3,387)	(2,890)
Land | Acquisition cost
Property and Equipment
Beginning balance		2,766	2,766
Additions		0	0
Disposals/ Transfers		0	0
Eyemobile Acquisition		0
Balance at December 31		2,766	2,766
Improvements in own properties | Acquisition cost
Property and Equipment
Beginning balance		1,088	1,087
Additions		107	1
Disposals/ Transfers		(55)	0
Eyemobile Acquisition	[2]	10
Balance at December 31		1,150	1,088
Improvements in own properties | Depreciation
Property and Equipment
Beginning balance		(565)	(460)
Depreciation additions		(105)	(103)
Disposals/ Transfers		0	(2)	[1]
Eyemobile Acquisition		0
Balance at December 31		(670)	(565)
Leasehold improvements | Acquisition cost
Property and Equipment
Beginning balance		6,203	6,472
Additions		0	0
Disposals/ Transfers		(36)	(269)	[1]
Eyemobile Acquisition		0
Balance at December 31		6,167	6,203
Leasehold improvements | Depreciation
Property and Equipment
Beginning balance		(5,715)	(5,512)
Depreciation additions		(82)	(394)
Disposals/ Transfers		0	191	[1]
Eyemobile Acquisition		0
Balance at December 31		(5,797)	(5,715)
Telecommunications equipment | Acquisition cost
Property and Equipment
Beginning balance		1,862	2,234
Additions		0	0
Disposals/ Transfers		(1,145)	(372)	[1]
Eyemobile Acquisition	[2]	7
Balance at December 31		724	1,862
Telecommunications equipment | Depreciation
Property and Equipment
Beginning balance		(761)	(1,027)
Depreciation additions		(16)	(101)
Disposals/ Transfers		61	367	[1]
Eyemobile Acquisition		0
Balance at December 31		(716)	(761)
Provision for impairment | Acquisition cost
Property and Equipment
Beginning balance		(29,685)	(37,475)
Additions		(6,143)	(1,295)
Disposals/ Transfers		398	9,085	[1]
Eyemobile Acquisition		0
Balance at December 31		R$ (35,430)	R$ (29,685)

[1]	Include transfers from Property and Equipment to Inventory.
[2]	Consolidated opening balances referring to the acquisition of Eyemobile.